2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	12 Months Ended			34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Net Income (Loss) Attributable to Parent (in Dollars)	$ (225,211)	$ 67,428	$ (123,185)	$ (280,968)
Tariff Rate Reduction		20.00%
Provision for Doubtful Accounts (in Dollars)	150,000			150,000
Retained Earnings (Accumulated Deficit) (in Dollars)	$ 280,968			$ 280,968